Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of the Company’s outstanding stock option activity for the three months ended September 30, 2022, and 2021 is as follows:

		September 30, 2022
		Weighted- Average	Weighted- Average Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(Years)	Value
As of December 31, 2021	8,339	$391	8.7	87,553
Granted	3,570	45	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
As of September 30, 2022	11,908	$238	8.4	$-
Exercisable at September 30, 2022	5,373	$464	7.8	$-
Vested and expected to vest at September 30, 2022	11,051	$248	8.4	$-

		September 30, 2021
		Weighted- Average	Weighted- Average Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(Years)	Value
As of December 31, 2020	4,654	$553	9.3	511,518
Granted	3,685	193	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
As of September 30, 2021	8,339	$398	8.9	$417,164
Exercisable at September 30, 2021	2,218	$1,226	8.6	$-
Vested and expected to vest at September 30, 2021	8,339	$398	8.9	$417,164

A summary of the Company’s outstanding stock option activity for the years ended December 31, 2021 and 2020 is as follows:

		December 31, 2021
		Weighted- Average Exercise	Weighted- Average Remaining Contractual Life	Intrinsic
	Options	Price	(Years)	Value
As of December 31, 2020	4,654	$553	9.3	511,518
Granted	3,685	193	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
As of December 31, 2021	8,339	$391	8.7	$87,553
Exercisable at December 31, 2021	2,682	$1,004	8.3	$46,449
Vested and expected to vest at December 31, 2021	8,303	$391	8.7	$86,703

		December 31, 2020
		Weighted- Average Exercise	Weighted- Average Remaining Contractual Life	Intrinsic
	Options	Price	(Years)	Value
As of December 31, 2019	4	$744,669	5.3	-
Granted	4,650	5	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
As of December 31, 2020	4,654	$553	9.3	$511,518
Exercisable at December 31, 2020	4	$697,742	4.3	$-
Vested and expected to vest at December 31, 2020	4,654	$553	9.3	$511,518

Schedule of Assumption Used for Fair value of Option
September 30, 2022
Weighted-average risk-free interest rate	1.70%
Weighted-average expected life (in years)	5.5
Expected dividend yield	-%
Weighted-average expected volatility	131.1%

Year Ended
December 31, 2021
Weighted-average risk-free interest rate	0.73%-0.85%
Weighted-average expected life (in years)	5.3-5.9
Expected dividend yield	-%
Weighted-average expected volatility	138%-139%

Schedule of Unrecognized Stock-based Compensation

Unrecognized stock-based compensation as of September 30, 2022, is as follows (in thousands):

		Weighted Average
	Unrecognized Stock-Based	Remaining of Recognition
	Compensation	(in years)
Stock options	$431	1.5
Stock grants	$32	1.7

Unrecognized stock-based compensation as of December 31, 2021, is as follows (in thousands):

		Weighted Average
	Unrecognized Stock-Based	Remaining of Recognition
	Compensation	(in years)
Stock options	$531	1.9
Stock grants	11	1.3